Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Percentage of ownership				100.00%
Impairment	$ (10,684,000)
Other than temporary impairment for available for sale securities		4,600,000	4,800,000
Additional deferred foreign tax expense	3,400,000
Advertising expenses	133,700,000	113,400,000	92,200,000
International Outdoor Advertising [Member]
Impairment	$ (10,684,000)		$ (1,100,000)
Minimum [Member]
Percentage of ownership	20.00%			20.00%
Minimum [Member] | Building and Improvements [Member]
Useful life	10 years
Minimum [Member] | Structures [Member]
Useful life	5 years
Minimum [Member] | Towers, Transmitters and Studio Equipment [Member]
Useful life	7 years
Minimum [Member] | Furniture and other equipment [Member]
Useful life	3 years
Maximum [Member]
Percentage of ownership	50.00%			50.00%
Maximum [Member] | Building and Improvements [Member]
Useful life	39 years
Maximum [Member] | Structures [Member]
Useful life	15 years
Maximum [Member] | Towers, Transmitters and Studio Equipment [Member]
Useful life	20 years
Maximum [Member] | Furniture and other equipment [Member]
Useful life	20 years